Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	65.31%	73.19%
Common Stock
Average remaining expected life of stock options	6 years 10 months 28 days
F Shares
Average remaining expected life of stock options	5 years 8 months 8 days	6 years 8 months 8 days